SEGMENT REPORTING - Narrative (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019 segment vessel	Dec. 31, 2019 segment vessel	Dec. 31, 2018 segment vessel	Dec. 31, 2017 segment vessel	Jun. 19, 2019 vessel
Segment Reporting Information [Line Items]
Number of operating segments | segment	1	2	1	1
Number of PSVs	10	10	10	10	10
Number of AHTS vessels		2
Number of crew boats		11
North Sea
Segment Reporting Information [Line Items]
Number of PSVs		10
West Coast of Africa
Segment Reporting Information [Line Items]
Number of AHTS vessels		2
Number of crew boats		11